Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating Activities
Net loss	$ (1,392,982)	$ (259,069)
Less non-cash items:
Amortization and depreciation	14,195	0
Shares and options issued for services	602,392	0
Forgiveness of debt	0	(36,018)
Changes in operating assets and liabilities:
Increase in accounts receivable	(454,461)	0
Increase (decrease) in prepaid expenses	121,646	(54,621)
Increase (decrease) in inventories	(175,526)	(138,055)
Increase in accounts payable and accrued liabilities	526,141	87,408
Net Cash Used in Operating Activities	(758,599)	(400,355)
Investing Activities
Investment in note receivable - related party	0	(200,000)
Payment on note receivable - related party	2,418	390
Acquisition of property and equipment	(102,100)	(105,371)
Acquisition of intangible assets	(7,705)	(41,730)
Net Cash Used in Investing Activities	(107,387)	(346,711)
Financing Activities
Cash received in acquisition	0	56
Repayment of short-term loans	0	(65,442)
Proceeds from the sale of common stock, net of fees	839,300	1,025,000
Subscriptions	160,000	0
Net Cash Provided by Financing Activities	999,300	959,614
Increase in Cash	133,315	212,548
Cash - Beginning of Period	87,918	0
Cash - End of Period	221,233	212,548
Non-cash Financing and Investing Activities:
Acquisition of assets for common shares	0	1,618,020
Short-term loans and payables assumed in acquisition	0	167,165
Shares issued for services, debt and prepaid expenses	304,479	0
Supplemental Disclosures:
Interest paid	0	0
Income taxes paid	$ 0	$ 0